As filed with the Securities and Exchange Commission on March 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21964

Rochdale Core Alternative Strategies Fund TEI LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Rochdale Core Alternative Strategies Fund TEI LLC (the "Fund") invests substantially all of its assets in Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund"). As of December 31, 2009, the Fund owned 67.35% of the Master Fund. The schedule of investments of the Master Fund is as follows:

SCHEDULE OF INVESTMENTS, December 31, 2009 (Unaudited)
	Percentage of
Long-Term Investment Funds1:	Members' Capital	Cost	Fair Value

Controlled Risk/Relative Value:
Blackthorn Partners, LP	4.56%	$2,000,000	$2,512,442
FrontPoint Utility and Energy Fund, LP	2.54	1,500,000	1,396,937
Ionic Capital LLC	3.89	2,000,000	2,145,183
Loomis Sayles Consumer Discretionary Hedge Fund, LP	2.31	1,350,000	1,271,699
MKP Opportunity Partners, LP	1.85	1,000,000	1,020,783
Polygon Global Opportunities Fund LP4	1.30	1,819,943	716,682
Stark Investments Limited Partnership5	1.57	956,250	867,318
Stark Select Asset Fund LLC2	0.58	308,828	316,929
SuttonBrook Capital Partners LP	4.01	2,450,000	2,209,672
	22.61	13,385,021	12,457,645
Equity (Long/Short):
AlphaGen RhoCas Fund Ltd.	3.70	1,750,000	2,038,360
Clovis Capital Partners Institutional, LP	3.79	2,075,000	2,087,907
FrontPoint Offshore Asia Pacific Fund, Ltd.	1.94	1,000,000	1,068,126
Galleon Diversified Fund, Ltd.7	0.41	69,192	222,868
Horseman Global Fund, Ltd.	1.62	1,000,000	893,066
Hunter Global Investors Fund I, LP	4.05	2,075,000	2,233,538
Loch Capital Fund I LP	3.12	1,610,000	1,717,623
Sandler Associates	3.66	2,000,000	2,017,311
Seligman Health Spectrum Plus Fund LLC	3.64	1,750,000	2,006,319
SLS Investors, LP Illiquid SPV3 5	0.00	18,277	2,382
	25.93	13,347,469	14,287,500

Event Driven:
Bennelong Asia Pacific Multi Strategy Equity Fund, LP5	2.03	1,400,000	1,120,289
Brencourt Multi Strategy, LP5	0.22	119,428	121,572
Brigade Leveraged Capital Structures Fund LP	4.93	2,300,000	2,715,000
Castlerigg Partners LP5	2.72	2,225,000	1,500,360
GoldenTree High Yield Partners, LP5	4.07	2,150,000	2,244,317
King Street Capital, LP5	5.78	2,475,000	3,183,280
Satellite Fund II, LP4	0.58	997,921	317,622
	20.33	11,667,349	11,202,440

Macro:
Blenheim Commodity Fund, Ltd.	3.05	1,500,000	1,679,143
Boronia Diversified Fund (U.S.) LP	1.43	750,000	785,651
Camcap Resources LP5	1.08	750,000	595,512
Caxton Global Investments (USA) LLC5	0.11	52,641	60,059
Dynamic Domestic Fund, LP	1.74	750,000	961,346
Robeco Transtrend Diversified Fund LLC	2.70	1,500,000	1,485,862
Sunrise Commodities Fund LP	2.90	1,110,000	1,600,156
	13.01	6,412,641	7,167,729
Short-Term Investment:

Money Market Fund:
Federated Prime Obligations Fund, 0.11%6	13.57	7,476,591	7,476,591

Total Investments	95.45%	$52,289,071	$52,591,905

1	All investments are non-income producing.
2	This Fund is a side pocket of Stark Investments Limited Partnership.
3	This Fund is a side pocket of SLS Investors, LP.
4
Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors.  Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.  Redemptions for these funds are currently suspended as the funds are in process of being liquidated or restricted.

5	Special Investments have been established for these funds. These investments are long-term, illiquid and gains or losses associated with them flow through to the investors on an as realized basis.
6	7-Day Yield.
7	This fund has distributed all interest to investors with the exception of a percentage of holdbacks to be returned following the completion of the annual fund audit.

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $52,289,071.  Net unrealized appreciation on investments for tax purposes was $302,834 consisting of $3,892,823 of gross unrealized appreciation and $3,589,989 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 95.45% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual financial statements.

SCHEDULE OF INVESTMENTS, December 31, 2009 (Unaudited), Continued
Summary of Fair Value Exposure

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Underlying Funds
Controlled Risk/Relative Value Strategy	$-	$-	$12,457,645	$12,457,645
Equity (Long/Short) Strategy	-	-	14,287,500	14,287,500
Event Driven Strategy	-	-	11,202,440	11,202,440
Macro Strategy	-	-	7,167,729	7,167,729

Total Investments in Underlying Funds	-	-	45,115,314	45,115,314

Short-Term Investment
Money Market Fund	7,476,591	-	-	7,476,591

Total Investments	$7,476,591	$-	$45,115,314	$52,591,905

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2009	$40,760,054
Accrued discounts/premiums	-
Realized gain (loss)	(1,511,392)
Change in unrealized appreciation (depreciation)	6,309,287
Net purchases (sales)	(442,635)
Transfers in and/or out of Level 3 *	-
Balance as of December 31, 2009	$45,115,314

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund TEI LLC

By (Signature and Title) /s/Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date 2/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date 2/25/2010

By (Signature and Title) /s/Edmund L. Towers
Edmund L. Towers, Treasurer

Date 2/23/2010